LONG-TERM LOANS AND OTHER BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	$ 2,175	Rp 30,561	Rp 32,289
Two-step loans
Borrowings and other credit facilities
Long-term loans and other borrowings		384	542
Bonds and notes
Borrowings and other credit facilities
Long-term loans and other borrowings		6,991	7,467
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings		20,581	21,167
Other borrowings
Borrowings and other credit facilities
Long-term loans and other borrowings		Rp 2,605	Rp 3,113